Fair Value of Financial Assets and Liabilities - Derivative Instruments (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivatives And Fair Value [Line Items]
Balance, Warrant Liability		$ 16,871,000
Balance, Series B Redeemable Preferred Stock		40,791,000
Balance, Warrant Liability	5,826,000	16,871,000
Balance, Series B Redeemable Preferred Stock	12,320,000	40,791,000
Series B Redeemable Preferred Stock [Member]
Derivatives And Fair Value [Line Items]
Balance, Series B Redeemable Preferred Stock	40,791,000
Reclassification To Equity Upon Conversion Or Exercise	(707,000)
Changes In Estimated Fair Value	(27,764,000)
Balance, Series B Redeemable Preferred Stock	12,320,000
Warrant Liability [Member]
Derivatives And Fair Value [Line Items]
Balance, Warrant Liability	16,871,000
Reclassification To Equity Upon Conversion Or Exercise	(1,590,000)
Changes In Estimated Fair Value	(9,455,000)
Balance, Warrant Liability	$ 5,826,000